Fair Value Measurements - Schedule of the fair value measurement of the Group's assets and liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Short-Term Investments	¥ 0		¥ 58,128
Long-Term Investments	114,432	$ 15,677	126,341
Derivative liabilities Conversion feature			100,279
Time Deposits [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Short-Term Investments	0		58,128
Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	114,432		184,469
Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	61,426		63,071
Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	29,764		32,176
Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	17,981		25,473
Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	5,261		5,621
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liabilities Conversion feature			0
Fair Value, Inputs, Level 1 [Member] | Time Deposits [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Short-Term Investments			0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liabilities Conversion feature			0
Fair Value, Inputs, Level 2 [Member] | Time Deposits [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Short-Term Investments			58,128
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		58,128
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liabilities Conversion feature			100,279
Fair Value, Inputs, Level 3 [Member] | Time Deposits [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Short-Term Investments			0
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	114,432		126,341
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	61,426		63,071
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	29,764		32,176
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	17,981		25,473
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	¥ 5,261		¥ 5,621